SCHEDULE OF DUE DATE ACCOUNTS RECEIVABLE - NON CURRENT (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 466,027	$ 517,810
1-2 Years [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	161,393	336,519
2-3 Years [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	88,609	56,542
3-4 Years [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	63,309	4,568
>4 Years [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total	$ 152,716	$ 120,181